Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses
Consulting	$ 132,936	$ 124,652	$ 181,589
Depreciation and amortization	75,272	146,946	279,527
Filing Fees	26,278	45,172	25,016
Foreign exchange loss	1,457	16,457	5,159
Interest and bank charges	7,804	2,698	2,383
Marketing	76,582	341,104	268,853
Office and other operational expenses	191,766	201,736	216,811
Professional fees	81,589	219,016	335,762
Research and development	861,947	1,137,422	1,203,716
Stock-based compensation	67,599	869,130	387,648
Travel	22,231	37,472	45,858
Wages and salaries	615,331	763,223	778,339
Total expenses	2,160,792	3,905,028	3,730,661
Other income
Fair value adjustment on warrants	885,673	1,880,587	226,827
Other income	123	1,932	14,124
Interest income	0	809	1,581
Net and comprehensive loss for the year	$ (1,274,996)	$ (2,021,700)	$ (3,488,129)
Loss per share - basic and diluted	$ (0.02)	$ (0.03)	$ (0.07)
Weighted average number of shares outstanding - basic and diluted	71,014,878	60,007,618	51,329,138